Other financial and non-financial assets (Tables)	12 Months Ended
Dec. 31, 2025
Other financial assets measured at amortized cost
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory
a) Other financial assets measured at amortized cost
USD m 31.12.25 31.12.24
Debt securities 53,212 41,583
Loans to financial advisors 2,716 2,723
Fee-
and commission-related receivables
2,409 2,231
Finance lease receivables 6,675 5,934
Settlement and clearing accounts
380 430
Accrued interest income 2,314 2,196
Other
1
4,321 4,182
Total other financial assets measured at amortized cost 72,025 59,279
1 Predominantly includes cash collateral provided to exchanges and clearing houses to secure securities trading activity through those counterparties.

Other non-financial assets
DisclosureOf Other Assets Tables [Line Items]
Disclosure Of Other Assets Explanatory
b) Other non-financial assets
USD m 31.12.25 31.12.24
Precious metals and other physical commodities
12,996 7,341
Deposits and collateral provided in connection with litigation, regulatory and similar matters
1
769 1,946
Prepaid expenses 1,149 1,194
Current tax assets 1,442 1,504
VAT,
withholding tax and other tax receivables
1,490 1,129
Properties and other non-current assets held for sale
2
425 195
Assets of disposal groups held for sale
3
1,823
Other
1,613 2,149
Total other non-financial assets 19,884 17,282
1 Refer to Note 17 for more
information.
2 Refer to Note 28 for more
information about the agreement to sell
Swisscard AECS GmbH.
3 Refer to Note 28 for more
information about the sale of Select
Portfolio
Servicing.